 Dear Current and Future Shareholders:

The numbers do not tell the whole story however as performance between various types of bonds varied widely. Corporate bonds, which in past years have been the main driver of performance, suffered their worst relative year in nearly a decade. With a slowing economy, and a plunging stock market, even the highest quality corporate credits underperformed Treasuries. Problems with well known corporate credits such as Xerox, Owens Corning and Conseco (not held by the Fund) were swift and widespread, and few portfolio managers avoided the spread widening in the corporate market in general. At this point corporate spreads are so wide that we feel the worst is probably over and it makes sense to start buying selected high quality credits. For example General Motors and Sprint (0.77% and 1.88%, respectively, of the Fund's net assets), both A rated credits now trade close to 200 basis points higher in yield than the benchmark five-year note.

Another unusual anomaly in 2000 was the gradual inversion of the yield curve caused by the Feds three interest rate increases. At one point, the difference between the yield on the two-year Treasury and the thirty-year bond was close to 1%. Clearly by the end of the year it became evident that the Fed had raised rates too much as almost every statistic pointed to a slowing economy. Greenspan certainly achieved his goal of curbing "irrational exuberance" as stocks, especially the high flying Internet and technology issues crumbled.

Our best guess is that growth has slowed from its 4% - 4 1/2% pace last year to 2% - 2 1/2% this year. With the psychological fear of a recession building, we believe that last week's surprise move of the Federal Reserve to cut the Federal Funds rate from 6.5% to 6.0% is the first of several rate cuts this year. Oil prices are off their highs and despite the fact that this winter in the northeast is turning out to be a cold one, we do not expect inflation to be a problem going forward.

Even though rates have declined significantly, we continue to think that they can fall further this year. Already the yield curve has taken on a more positive slope and corporate bond spreads have stabilized. Once again, the Federal Reserve has reacted quickly and decisively to stabilize the markets and we think that 2001 will be another good year for bond investors.

Sincerely,

[/s/ John D. Knox]
John D. Knox
Managing Director

Trainer Wortham & Company, Inc.

Past performance is no guarantee of future results. Share prices fluctuate and you may have a gain or loss when you redeem shares.

This material is to be preceded or accompanied by a prospectus. The U.S. Government guarantees the payment of principal and interest on U.S. Treasury securities, while the principal and investment return of Trainer Wortham Funds are not guaranteed and will vary over time. Shares of the Trainer Wortham Funds are distributed by PFPC Distributors, Inc. which is not affiliated with First Republic Bank and is not a bank. Trainer Wortham & Co., Inc. is the investment advisor to the Funds, for which it receives a fee.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, ANY BANK, ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TRAINER WORTHAM TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 2000
--------------------------------------------------------------------------------

   FACE                                                                         MARKET
  AMOUNT                                                                         VALUE
----------                                                                    -----------
              FIXED INCOME SECURITIES - 96.11%
              U.S. GOVERNMENT TREASURY - 24.64%
$  750,000    U.S. Treasury Notes, 6.375%, 08/15/02.......................    $   763,133
   900,000    U.S. Treasury Notes, 5.500%, 05/31/03.......................        907,696
   500,000    U.S. Treasury Notes, 5.875%, 02/15/04.......................        510,390
   650,000    U.S. Treasury Notes, 7.250%, 05/15/04.......................        692,070
 1,000,000    U.S. Treasury Notes, 5.500%, 02/15/08.......................      1,019,509
   250,000    U.S. Treasury Notes, 4.750%, 11/15/08.......................        243,252
 1,000,000    U.S. Treasury Notes, 7.250%, 08/15/22.......................      1,205,737
   500,000    U.S. Treasury Notes, 6.125%, 08/15/29.......................        544,688
                                                                              -----------
              TOTAL U.S. GOVERNMENT TREASURY (COST $5,759,007)............      5,886,475
                                                                              -----------
              U.S. GOVERNMENT AGENCY - 43.30%
 1,315,000    Federal Home Loan Bank
              5.820%, 12/14/05............................................      1,294,681
 1,000,000    Federal National Mortgage Association
              6.490%, 02/20/08............................................        993,386
   450,000    Federal National Mortgage Association
              6.150%, 08/18/08............................................        445,983
   500,000    Federal Home Loan Mortgage Corp.
              5.625%, 11/03/08............................................        478,108
   317,307    Federal Home Loan Mortgage Corp. Series #1647
              6.500%, 11/15/08............................................        315,055
   228,876    Federal Home Loan Mortgage Corp. Pool #E65534
              6.500%, 10/01/11............................................        229,958
   414,345    Federal National Mortgage Association Pool #421151
              6.000%, 05/01/13............................................        410,001
    86,031    Federal National Mortgage Association Pool #523853
              11.000%, 11/01/13...........................................         96,220
   429,091    Federal National Mortgage Association Pool #479939
              5.500%, 01/01/14............................................        417,255
   401,827    Federal National Mortgage Association Pool #483994
              6.000%, 04/01/14............................................        396,686
    10,173    Federal Home Loan Mortgage Corp. Pool #141248
              7.500%, 07/01/17............................................         10,405
     2,266    Federal National Mortgage Association Pool #41474
              7.500%, 04/01/17............................................          2,316
   172,982    Federal Home Loan Mortgage Corp. Pool #A01632
              10.500%, 12/01/20...........................................        190,251
   373,180    Federal National Mortgage Association Pool #100285
              9.500%, 12/15/20............................................        399,800
   237,092    Government National Mortgage Association Pool #331266
              8.000%, 08/15/22............................................        242,649
   328,701    Federal Home Loan Mortgage Corp. Gold Pool #D72664
              7.000%, 07/01/26............................................        330,802

The notes to financial statements are an integral part of these statements.

TRAINER WORTHAM TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                DECEMBER 31, 2000
--------------------------------------------------------------------------------

   FACE                                                                         MARKET
  AMOUNT                                                                         VALUE
----------                                                                    -----------
$  112,513    Federal Home Loan Mortgage Corp. Gold Pool #C80442
              7.000%, 10/01/26............................................    $   113,233
   441,706    Government National Mortgage Association Pool #407955
              6.500%, 10/15/27............................................        438,052
   424,799    Federal National Mortgage Association Pool #251568
              6.500%, 03/01/28............................................        419,516
   425,401    Government National Mortgage Association Pool #458485
              6.500%, 08/15/28............................................        421,259
   725,068    Federal National Mortgage Association Pool #252342
              6.500%, 04/01/29............................................        715,355
   484,679    Government National Mortgage Association Pool #506810
              7.000%, 08/15/29............................................        486,800
   992,822    Federal National Mortgage Association Pool #533853
              7.000%, 03/01/30............................................        994,193
   497,398    Federal National Mortgage Association Pool #538687
              7.500%, 06/01/30............................................        504,513
                                                                              -----------
              TOTAL U.S. GOVERNMENT AGENCY (COST $10,130,408).............     10,346,477
                                                                              -----------
              CORPORATE BONDS - 28.17%
   200,000    Sears Roebuck Acceptance Corp.
              5.870%, 01/08/01............................................        199,981
   150,000    Morgan Stanley Group, Inc.
              9.375%, 06/15/01............................................        152,007
   500,000    Ford Motor Credit Co.
              6.125%, 04/28/03............................................        495,797
   500,000    General Electric Capital Corp.
              7.250%, 05/03/04............................................        518,398
   400,000    First Union Corp.
              6.950%, 11/01/04............................................        405,081
   250,000    Hydro-Quebec
              6.720%, 03/16/05............................................        254,418
   400,000    Commercial Credit Company
              7.375%, 04/15/05............................................        414,799
   500,000    DaimlerChrysler NA Holdings
              7.750%, 06/15/05............................................        509,230
   400,000    WorldCom, Inc.
              8.000%, 05/15/06............................................        407,414
   200,000    Salomon Smith Barney Holdings, Inc.
              7.125%, 10/01/06............................................        203,849
   100,000    Union Pacific Resources Corp.
              7.000%, 10/15/06............................................        101,692
   500,000    Sears Roebuck Acceptance Corp.
              7.000%, 06/15/07............................................        492,209
   500,000    Time Warner, Inc.
              8.180%, 08/15/07............................................        532,474

The notes to financial statements are an integral part of these statements.

TRAINER WORTHAM TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                DECEMBER 31, 2000
--------------------------------------------------------------------------------

   FACE                                                                         MARKET
  AMOUNT                                                                         VALUE
----------                                                                    -----------
$  200,000    General Motors Acceptance Corp.
              5.850%, 01/14/09............................................    $   183,107
   500,000    Sprint Capital Corp.
              6.375%, 05/01/09............................................        450,189
   400,000    Goldman Sachs Group, Inc.
              7.350%, 10/01/09............................................        409,151
   250,000    SBC Communications, Inc.
              6.625%, 11/01/09............................................        246,538
   477,500    Comp De Desarollo Aeropu (Note 4)
              10.190%, 05/31/11...........................................        287,694
   200,000    Empresa Nacional Electric
              7.875%, 02/01/27............................................        172,662
   294,107    Norwest Asset Securities Corp., 1997-13 A1
              6.750%, 09/25/27............................................        294,300
                                                                              -----------
              TOTAL CORPORATE BONDS (COST $7,023,689).....................      6,730,990
                                                                              -----------
              TOTAL FIXED INCOME SECURITIES (COST $22,913,104)............     22,963,942
                                                                              -----------
  SHARES
----------
              SHORT TERM INVESTMENTS - 1.51%
   360,756    PNC Bank, Money Market Fiduciary, 3.94% (Cost $360,756).....        360,756
                                                                              -----------
              TOTAL INVESTMENTS (COST $23,273,860**) - 97.62%.............     23,324,698
              OTHER ASSETS LESS OTHER LIABILITIES - 2.38%.................        568,557
                                                                              -----------
              NET ASSETS - 100.00%........................................    $23,893,255
                                                                              ===========
** Cost for Federal income tax purposes is $23,273,860 and net unrealized appreciation consists of:
              Gross unrealized appreciation...............................    $   452,032
              Gross unrealized depreciation...............................       (401,194)
                                                                              -----------
              Net unrealized appreciation.................................    $    50,838
                                                                              ===========

The notes to financial statements are an integral part of these statements.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              TOTAL RETURN
                                                               BOND FUND
                                                              ------------
ASSETS
  Investments in securities at market value (identified cost
    $23,273,860) (Notes 1 and 4)............................  $23,324,698
  Cash......................................................        1,239
  Receivables:
    Dividends and interest..................................      289,112
    Capital stock sold......................................      300,000
  Deferred organizational costs (Note 1)....................        2,440
  Other assets..............................................          469
                                                              -----------
    TOTAL ASSETS............................................   23,917,958
                                                              -----------
LIABILITIES
  Advisory fee..............................................        6,152
  Accrued expenses..........................................       18,551
                                                              -----------
    TOTAL LIABILITIES.......................................       24,703
                                                              -----------
NET ASSETS
  (applicable to outstanding shares of 2,383,836; unlimited
    shares of $0.001 par value authorized)..................  $23,893,255
                                                              ===========
  Net asset value, offering and redemption price per
    share...................................................  $     10.02
                                                              ===========
SOURCE OF NET ASSETS
  Paid-in capital...........................................  $23,978,866
  Undistributed net investment loss.........................      (22,631)
  Accumulated net realized loss on investments..............     (113,818)
  Net unrealized appreciation of investments................       50,838
                                                              -----------
    NET ASSETS..............................................  $23,893,255
                                                              ===========

The notes to financial statements are an integral part of these statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              TOTAL RETURN
                                                               BOND FUND
                                                              ------------
INVESTMENT INCOME
  Interest..................................................   $  675,298
                                                               ----------
    TOTAL INCOME............................................      675,298
                                                               ----------
EXPENSES
  Advisory fees (Note 3)....................................       48,008
  Administrator expense.....................................       11,897
  Transfer agent fees.......................................       14,151
  Bookkeeping and pricing...................................       13,629
  Insurance expense.........................................        2,516
  Custodian fees............................................        4,810
  Legal expense.............................................        5,862
  Registration expense......................................        4,702
  Organizational expense (Note 1)...........................          579
  Independent accountants...................................        3,763
  Trustees' fees and expenses...............................        7,970
  Reports to shareholders...................................        4,208
  Other.....................................................        1,063
                                                               ----------
    TOTAL EXPENSES..........................................      123,158
    Expenses waived and reimbursed (Note 3).................      (16,472)
                                                               ----------
    NET EXPENSES............................................      106,686
                                                               ----------
    NET INVESTMENT INCOME...................................      568,612
                                                               ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss from security transactions..............      (61,470)
  Net change in unrealized appreciation of investments......      790,865
                                                               ----------
  Net unrealized gain on investments........................      729,395
                                                               ----------
  Net increase in net assets resulting from operations......   $1,298,007
                                                               ==========

The notes to financial statements are an integral part of these statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                TOTAL RETURN BOND FUND
                                                              ---------------------------
                                                               SIX MONTHS
                                                                 ENDED           YEAR
                                                              DECEMBER 31,       ENDED
                                                                  2000         JUNE 30,
                                                              (UNAUDITED)        2000
                                                              ------------    -----------
OPERATIONS
  Net investment income.....................................  $   568,612     $   921,316
  Net realized loss on investments..........................      (61,470)        (52,314)
  Net change in unrealized appreciation (depreciation) of
    investments.............................................      790,865        (295,114)
                                                              -----------     -----------
  Net increase in net assets resulting from operations......    1,298,007         573,888
                                                              -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net investment income..................     (621,216)       (906,229)
  Distributions from realized gains on investments..........           --         (91,579)
                                                              -----------     -----------
    Total distributions.....................................     (621,216)       (997,808)
                                                              -----------     -----------
CAPITAL SHARE TRANSACTIONS
  Receipt from shares sold..................................    3,972,657       4,687,580
  Receipt from shares issued on reinvestment of
    distributions...........................................      504,967         914,758
  Shares redeemed...........................................     (592,942)     (2,772,438)
                                                              -----------     -----------
  Net increase in net assets resulting from capital share
    transactions (a)........................................    3,884,682       2,829,900
                                                              -----------     -----------
    Total increase in net assets............................    4,561,473       2,405,980
NET ASSETS
  Beginning of period.......................................   19,331,782      16,925,802
                                                              -----------     -----------
  End of period.............................................  $23,893,255     $19,331,782
                                                              ===========     ===========
  (a) Transactions in capital stock were:
      Shares sold...........................................      403,062         479,462
      Shares issued on reinvestment of distributions........       50,745          93,958
      Shares redeemed.......................................      (59,881)       (282,230)
                                                              -----------     -----------
      Net increase..........................................      393,926         291,190
      Beginning balance.....................................    1,989,910       1,698,720
                                                              -----------     -----------
      Ending balance........................................    2,383,836       1,989,910
                                                              ===========     ===========

The notes to financial statements are an integral part of these statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                       TOTAL RETURN BOND FUND
                                        -----------------------------------------------------
                                         SIX MONTHS
                                           ENDED                                      PERIOD
                                        DECEMBER 31,      YEARS ENDED JUNE 30,        ENDED
                                            2000       ---------------------------   JUNE 30,
                                        (UNAUDITED)     2000      1999      1998     1997(1)
                                        ------------   -------   -------   -------   --------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................     $ 9.71        $9.96    $10.25    $10.08    $10.00
                                          -------      -------   -------   -------    ------
  INCOME FROM INVESTMENT OPERATIONS
  ------------------------------------
  Net investment income...............       0.26         0.52      0.47      0.52      0.41
  Net gains (losses) on securities
    (both realized and unrealized)....       0.33        (0.20)    (0.18)     0.25      0.08
                                          -------      -------   -------   -------    ------
    Total from investment
      operations......................       0.59         0.32      0.29      0.77      0.49
                                          -------      -------   -------   -------    ------
  LESS DISTRIBUTIONS
  ---------------------
  Dividends from net investment
    income............................      (0.28)       (0.52)    (0.47)    (0.53)    (0.40)
  Distributions from capital gains....         --        (0.05)    (0.11)    (0.07)       --
  Distributions in excess of capital
    gains.............................         --           --        --        --     (0.01)
                                          -------      -------   -------   -------    ------
    Total distributions...............      (0.28)       (0.57)    (0.58)    (0.60)    (0.41)
                                          -------      -------   -------   -------    ------
NET ASSET VALUE, END OF PERIOD........     $10.02        $9.71    $ 9.96    $10.25    $10.08
                                          =======      =======   =======   =======    ======
TOTAL RETURN..........................      6.14%#       3.31%     2.80%     7.84%     4.90%+
RATIOS/SUPPLEMENTAL DATA
----------------------------
  Net assets, end of period (in
    000's)............................    $23,893      $19,332   $16,926   $11,976    $8,479
  Ratio of expenses to average net
    assets before reimbursement of
    expenses by Advisor...............      1.16%*       1.38%     1.46%     1.68%     2.01%*
    after reimbursement of expenses by
      Advisor.........................      1.00%*       0.98%     1.20%     1.20%     0.88%*
  Ratio of net investment income
    (loss) to average net assets
    before reimbursement of expenses
    by Advisor........................      5.18%*       4.89%     4.55%     4.86%     4.53%*
    after reimbursement of expenses by
      Advisor.........................      5.33%*       5.29%     4.81%     5.34%     5.66%*
  Portfolio turnover rate.............        28%#         16%       57%       83%      112%+

-------------------------------------------
 (1) The Total Return Bond Fund commenced operations on October 1, 1996. + Since inception, not annualized.
* Annualized.
# Not annualized.

The notes to financial statements are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      DECEMBER 31, 2000
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Trainer Wortham Funds (the "Trust") is an open-end investment management company which issues its shares of beneficial interest in separate series. Each series of shares relates to a separate portfolio of assets. This Semi-Annual report relates to the following investment series of the Trust: Trainer Wortham Total Return Bond Fund ("Total Return Bond Fund").

The Total Return Bond Fund seeks to maximize total return consistent with preservation of capital. The Fund will invest in U.S. Government and agency securities, investment grade corporate bonds and other fixed-income securities. The Fund will seek to produce conservative, risk adjusted returns.

Due to the inherent risk in any investment program, the Fund can not ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which approximates market value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees.

B. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to different treatments for net operating losses and post-October capital losses.

C. NET ASSET VALUE PER SHARE. Net asset value per share of the capital stock of a Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The offering price and redemption price per share is the same as the net asset value per share.

D. FEDERAL INCOME TAXES. It is the policy of the Fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, if such qualification is in

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      DECEMBER 31, 2000
--------------------------------------------------------------------------------

the best interest of its stockholders, and to make distributions of net investment income and capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryovers) sufficient to relieve it from all, or substantially all, Federal income taxes.

E. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

F. ORGANIZATIONAL COSTS. Organizational costs for Total Return Bond Fund are being amortized on a straight-line basis over five years, commencing October 1, 1996.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, for the period ended December 31, 2000 are as follows:

                                                              PURCHASES       SALES
                                                              ----------    ----------
Total Return Bond Fund......................................  $6,992,460    $5,732,873

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Trainer Wortham & Co., Inc. (the "Advisor") is the investment advisor for certain of the Trust's series pursuant to four separate investment advisory agreements (the "Agreements"). Under the terms of the Agreement, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.45% of the average daily net assets of the Total Return Bond Fund. The Advisor has agreed, pursuant to an Operating Expenses Agreement, to waive its advisory fees and/or reimburse other operating expenses in amounts necessary to limit the annual operating expenses of the Total Return Bond Fund to 1.00% of the fund's average daily net assets for its current fiscal year. Prior to November 1, 1999, the Advisor agreed to waive its advisory fees and/or reimburse other operating expenses to limit the annual operating expenses of the Total Return Bond Fund to 1.20%. Effective September 1, 1999, the Advisor voluntarily agreed to further limit the Fund's annual operating expenses by waiving all of its advisory fees. During the period ended December 31, 2000 the Advisor waived advisory fees and/or reimbursed other operating expenses in the amount of $16,472 for the Total Return Bond Fund.

Certain officers and trustees of the Trust are affiliated persons of the Advisor.

NOTE 4 - RESTRICTED SECURITIES
Total Return Bond Fund owns certain investment securities which are restricted as to resale. Accordingly, these securities are valued at fair value in good faith by or under the direction of the Trust's Board of Trustees, taking into consideration such factors including recent private sales, market conditions and the issuer's financial performance. At December 31, 2000, Total Return

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      DECEMBER 31, 2000
--------------------------------------------------------------------------------

Bond Fund owned the following securities which may not be sold without registration under the Securities Act of 1933:

TOTAL RETURN BOND FUND

                                  ACQUISITION              UNIT     MARKET
            SECURITY                 DATE         PAR      PRICE    VALUE     %TNA     COST
            --------              -----------   --------   -----   --------   ----   --------
Comp De Desarollo Aeropu
  10.190%, 05/31/11.............  07/16/97      $477,500   60.25   $287,694   1.20%  $527,940

                             TRAINER WORTHAM FUNDS
                                845 Third Avenue
                               New York, NY 10022

OFFICERS                                       AUDITORS
David P. Como                                  Briggs, Bunting & Dougherty, LLP
President                                      Two Logan Square, Suite 2121
                                               Philadelphia, PA 19103
John D. Knox
Vice President
                                               CUSTODIAN
Robert J. Vile                                 PFPC Trust Company, Inc.
Vice President                                 8800 Tinicum Blvd.
                                               Philadelphia, PA 19153
Brian J. O'Neill
Treasurer
                                               FUND ADMINISTRATION
Mary Jane Maloney                              PFPC Inc.
Secretary                                      3200 Horizon Drive
                                               King of Prussia, PA 19406
INVESTMENT ADVISOR
Trainer Wortham & Co., Inc.
845 Third Avenue
New York, NY 10022

Distributed by PFPC Distributors, Inc., 3200 Horizon Drive, King of Prussia, PA 19406 -- DFU 2/01

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus which includes details regarding the Trust's objectives, policies, expenses and other information.

     TRUSTEES:

     Robert H. Breslin, Jr.
     David P. Como
     Raymond Eisenberg
     Todd L. Eisenberg
     David Elias
     Robert S. Lazar
     Martin S. Levine
     Timothy J. O'Hara
     James F. Twaddell
     George A. Froley III

     For more complete information including
     charges and expenses, you may request
     a prospectus by calling:
                                  866.TWFUNDS
                                  866.893.8637

                             [TRAINER WORTHAM LOGO]
                   845 Third Avenue, New York, New York 10022
                       866.TWFUNDS-www.trainerwortham.com

                         [TRAINER, WORTHAM FUNDS LOGO]

                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 2000

                             TOTAL RETURN BOND FUND